Summary of material accounting policies - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Summary Of Significant Accounting Policies [Table]
Product sales, net	$ 11,263	$ 0	$ 0